Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.4%
Teledyne Technologies, Inc.*	3,452	$1,482,910
Apparel — 3.4%
Crocs, Inc.*	6,712	963,038
Deckers Outdoor Corp.*	3,838	1,382,447
Levi Strauss & Co., Class A	35,570	871,821
On Holding AG, Class A*	8,451	254,629
		3,471,935
Auto Parts & Equipment — 0.8%
Fox Factory Holding Corp.*	5,983	864,783
Beverages — 0.3%
Oatly Group AB, ADR*	18,597	281,187
Biotechnology — 9.7%
Allogene Therapeutics, Inc.*	9,507	244,330
Alnylam Pharmaceuticals, Inc.*	5,336	1,007,490
Arena Pharmaceuticals, Inc.*	8,816	524,993
Argenx S.E., ADR*	2,624	792,448
Atea Pharmaceuticals, Inc.*	6,555	229,818
Beam Therapeutics, Inc.*	12,340	1,073,704
Berkeley Lights, Inc.*	3,955	77,360
Certara, Inc.*	25,663	849,445
Exelixis, Inc.*	37,614	795,160
Guardant Health, Inc.*	13,315	1,664,508
Halozyme Therapeutics, Inc.*	25,254	1,027,333
Novavax, Inc.*	1,674	347,037
Pacific Biosciences of California, Inc.*	13,808	352,794
Twist Bioscience Corp.*	1,717	183,668
Ultragenyx Pharmaceutical, Inc.*	5,874	529,776
Y-mAbs Therapeutics, Inc.*	10,021	285,999
		9,985,863
Building Materials — 1.5%
Lennox International, Inc.	1,775	522,152
The AZEK Co., Inc*	28,284	1,033,214
		1,555,366
Chemicals — 2.3%
Ashland Global Holdings, Inc.	12,445	1,109,098
RPM International, Inc.	15,633	1,213,903
		2,323,001
Commercial Services — 2.2%
Booz Allen Hamilton Holding Corp.	11,549	916,413
GXO Logistics, Inc.*	5,223	409,692
Shift4 Payments, Inc., Class A*	12,264	950,706
		2,276,811
Computers — 2.7%
Rapid7, Inc.*	13,330	1,506,557
Varonis Systems, Inc.*	20,790	1,265,071
		2,771,628
Distribution & Wholesale — 3.0%
Core & Main, Inc., Class A*	29,512	773,510
Pool Corp.	2,612	1,134,679
	Number of Shares	Value†

Distribution & Wholesale — (continued)
SiteOne Landscape Supply, Inc.*	6,081	$1,212,977
		3,121,166
Diversified Financial Services — 2.6%
Evercore, Inc., Class A	9,314	1,245,002
Stifel Financial Corp.	20,338	1,382,171
		2,627,173
Electric — 0.6%
Ameresco, Inc., Class A*	11,305	660,551
Electrical Components & Equipment — 2.2%
Generac Holdings, Inc.*	1,212	495,308
Novanta, Inc.*	11,502	1,777,059
		2,272,367
Electronics — 1.2%
Allegion PLC	9,643	1,274,612
Energy-Alternate Sources — 1.1%
Enphase Energy, Inc.*	2,721	408,068
Shoals Technologies Group, Inc., Class A*	23,852	664,994
		1,073,062
Engineering & Construction — 1.3%
Jacobs Engineering Group, Inc.	8,818	1,168,649
Latham Group, Inc.*	11,692	191,749
		1,360,398
Entertainment — 1.1%
Vail Resorts, Inc.*	3,354	1,120,404
Environmental Control — 0.8%
Tetra Tech, Inc.	5,775	862,438
Healthcare Products — 9.4%
Axonics, Inc.*	11,203	729,203
Bio-Techne Corp.	1,979	958,964
Castle Biosciences, Inc.*	3,321	220,846
Neogen Corp.*	11,132	483,463
PerkinElmer, Inc.	10,792	1,870,146
Quanterix Corp.*	10,236	509,650
Repligen Corp.*	4,675	1,351,028
Stevanato Group SpA*	25,005	632,877
Tandem Diabetes Care, Inc.*	13,544	1,616,883
Teleflex, Inc.	3,433	1,292,696
		9,665,756
Healthcare Services — 1.0%
Molina Healthcare, Inc.*	3,743	1,015,513
Home Furnishings — 0.4%
Traeger, Inc.*	17,718	370,838
Household Products & Wares — 1.2%
Avery Dennison Corp.	5,691	1,179,232
Housewares — 0.6%
The Scotts Miracle-Gro Co.	4,142	606,223

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — 1.6%
Bumble, Inc., Class A*	13,152	$657,337
Figs, Inc., Class A*	2,560	95,078
Revolve Group, Inc.*	7,265	448,759
Stitch Fix, Inc., Class A*	11,780	470,611
		1,671,785
Leisure Time — 3.3%
Brunswick Corp.	9,741	928,025
Planet Fitness, Inc., Class A*	10,724	842,370
Polaris, Inc.	5,353	640,540
Virgin Galactic Holdings, Inc.*	4,394	111,168
YETI Holdings, Inc.*	9,659	827,680
		3,349,783
Lodging — 0.9%
Wyndham Hotels & Resorts, Inc.	12,560	969,506
Machinery — Diversified — 4.6%
Chart Industries, Inc.*	7,115	1,359,748
Colfax Corp.*	26,710	1,225,989
IDEX Corp.	6,321	1,308,131
The Toro Co.	7,927	772,169
		4,666,037
Metal Fabricate/Hardware — 1.5%
RBC Bearings, Inc.*	7,063	1,498,769
Pharmaceuticals — 3.4%
Agios Pharmaceuticals, Inc.*	20,367	939,937
Elanco Animal Health, Inc.*	23,724	756,558
Intellia Therapeutics, Inc.*	1,324	177,615
Neurocrine Biosciences, Inc.*	16,597	1,591,818
		3,465,928
Retail — 6.0%
Five Below, Inc.*	5,783	1,022,492
Floor & Decor Holdings, Inc., Class A*	11,695	1,412,639
Freshpet, Inc.*	8,410	1,200,023
RH*	2,423	1,615,923
Texas Roadhouse, Inc.	9,936	907,455
		6,158,532
Semiconductors — 8.7%
Allegro MicroSystems, Inc.*	36,250	1,158,550
Brooks Automation, Inc.	3,516	359,863
Entegris, Inc.	18,866	2,375,229
Lattice Semiconductor Corp.*	21,473	1,388,230
MACOM Technology Solutions Holdings, Inc.*	4,652	301,775
MKS Instruments, Inc.	11,696	1,765,043
Monolithic Power Systems, Inc.	3,182	1,542,252
		8,890,942
Software — 17.1%
Alignment Healthcare, Inc.*	28,220	450,956
Avalara, Inc.*	9,097	1,589,883
Bill.com Holdings, Inc.*	5,750	1,534,962
Blackline, Inc.*	10,583	1,249,429
	Number of Shares	Value†

Software — (continued)
DigitalOcean Holdings, Inc.*	12,022	$933,268
Dynatrace, Inc.*	33,776	2,397,083
Elastic N.V.*	8,949	1,333,312
EverCommerce, Inc.*	34,586	570,323
Monday.com Ltd.*	2,224	725,469
MongoDB, Inc.*	2,093	986,870
nCino, Inc.*	14,481	1,028,585
Olo, Inc., Class A*	9,665	290,240
Procore Technologies, Inc.*	7,125	636,548
Qualtrics International, Inc., Class A*	19,769	844,927
Sailpoint Technologies Holdings, Inc.*	15,633	670,343
Smartsheet, Inc., Class A*	17,844	1,228,024
Workiva, Inc.*	7,591	1,070,027
		17,540,249
Telecommunications — 0.0%
Ciena Corp.*	714	36,664
Transportation — 0.4%
XPO Logistics, Inc.*	5,223	415,646
TOTAL COMMON STOCKS (Cost $79,347,039)		100,887,058

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $2,190,388)	2,190,388	2,190,388
TOTAL INVESTMENTS — 100.4% (Cost $81,537,427)		$103,077,446
Other Assets & Liabilities — (0.4)%		(435,252)
TOTAL NET ASSETS — 100.0%		$102,642,194

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SpA— Società per Azioni.

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